Segmented Information - Reporting Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Insurance service result	$ 4,526	$ 4,001
Net investment income (loss)	23,947	19,111
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(22,681)	(16,219)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,694	1,133
Decrease (increase) in investment contract liabilities	(551)	(504)
Net segregated fund investment result	0	0
Total investment result	2,409	3,521
Other revenue	8,129	7,588
Other expenses	(6,440)	(6,339)
Interest expenses	(1,530)	(1,681)
Net income (loss) before income taxes	7,094	7,090
Income tax (expenses) recoveries	(1,034)	(1,212)
Net income (loss)	6,060	5,878
Non-controlling interests	278	247
Participating policyholders	210	246
Net income (loss) attributed to shareholders	5,572	5,385
Total assets	1,025,433	978,818
Asia
Disclosure of operating segments [line items]
Insurance service result	2,518	2,160
Net investment income (loss)	11,571	7,987
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(9,459)	(7,334)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(103)	604
Decrease (increase) in investment contract liabilities	(5)	(9)
Net segregated fund investment result	0	0
Total investment result	2,004	1,248
Other revenue	13	155
Other expenses	(363)	(338)
Interest expenses	(43)	(28)
Net income (loss) before income taxes	4,129	3,197
Income tax (expenses) recoveries	(716)	(460)
Net income (loss)	3,413	2,737
Non-controlling interests	270	241
Participating policyholders	171	141
Net income (loss) attributed to shareholders	2,972	2,355
Total assets	233,076	209,623
Canada
Disclosure of operating segments [line items]
Insurance service result	1,514	1,320
Net investment income (loss)	5,637	5,169
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(4,355)	(3,650)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	250	346
Decrease (increase) in investment contract liabilities	(83)	(76)
Net segregated fund investment result	0	0
Total investment result	1,449	1,789
Other revenue	301	294
Other expenses	(686)	(677)
Interest expenses	(842)	(1,047)
Net income (loss) before income taxes	1,736	1,679
Income tax (expenses) recoveries	(384)	(353)
Net income (loss)	1,352	1,326
Non-controlling interests	0	0
Participating policyholders	39	105
Net income (loss) attributed to shareholders	1,313	1,221
Total assets	165,905	158,803
U.S.
Disclosure of operating segments [line items]
Insurance service result	394	357
Net investment income (loss)	6,297	4,962
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(8,895)	(5,278)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,542	185
Decrease (increase) in investment contract liabilities	(27)	(87)
Net segregated fund investment result	0	0
Total investment result	(1,083)	(218)
Other revenue	160	137
Other expenses	(165)	(131)
Interest expenses	(14)	(13)
Net income (loss) before income taxes	(708)	132
Income tax (expenses) recoveries	181	3
Net income (loss)	(527)	135
Non-controlling interests	0	0
Participating policyholders	0	0
Net income (loss) attributed to shareholders	(527)	135
Total assets	250,984	263,736
Global WAM
Disclosure of operating segments [line items]
Insurance service result	0	0
Net investment income (loss)	(541)	(655)
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	2	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Decrease (increase) in investment contract liabilities	(438)	(327)
Net segregated fund investment result	0	0
Total investment result	(977)	(982)
Other revenue	8,020	7,439
Other expenses	(4,788)	(4,703)
Interest expenses	(4)	(7)
Net income (loss) before income taxes	2,251	1,747
Income tax (expenses) recoveries	(341)	(148)
Net income (loss)	1,910	1,599
Non-controlling interests	10	2
Participating policyholders	0	0
Net income (loss) attributed to shareholders	1,900	1,597
Total assets	329,407	305,968
Corporate and Other
Disclosure of operating segments [line items]
Insurance service result	100	164
Net investment income (loss)	983	1,648
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	26	43
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	5	(2)
Decrease (increase) in investment contract liabilities	2	(5)
Net segregated fund investment result	0	0
Total investment result	1,016	1,684
Other revenue	(365)	(437)
Other expenses	(438)	(490)
Interest expenses	(627)	(586)
Net income (loss) before income taxes	(314)	335
Income tax (expenses) recoveries	226	(254)
Net income (loss)	(88)	81
Non-controlling interests	(2)	4
Participating policyholders	0	0
Net income (loss) attributed to shareholders	(86)	77
Total assets	46,061	40,688
Life, health and property and casualty insurance
Disclosure of operating segments [line items]
Insurance service result	4,168	3,714
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(21,631)	(14,748)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,416	985
Life, health and property and casualty insurance | Asia
Disclosure of operating segments [line items]
Insurance service result	2,482	2,228
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(8,703)	(5,495)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(294)	(65)
Life, health and property and casualty insurance | Canada
Disclosure of operating segments [line items]
Insurance service result	1,284	1,081
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(4,617)	(3,846)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	251	347
Life, health and property and casualty insurance | U.S.
Disclosure of operating segments [line items]
Insurance service result	302	241
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(8,337)	(5,450)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,454	705
Life, health and property and casualty insurance | Global WAM
Disclosure of operating segments [line items]
Insurance service result	0	0
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Life, health and property and casualty insurance | Corporate and Other
Disclosure of operating segments [line items]
Insurance service result	100	164
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	26	43
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	5	(2)
Annuities and pensions
Disclosure of operating segments [line items]
Insurance service result	358	287
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(1,050)	(1,471)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	278	148
Annuities and pensions | Asia
Disclosure of operating segments [line items]
Insurance service result	36	(68)
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(756)	(1,839)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	191	669
Annuities and pensions | Canada
Disclosure of operating segments [line items]
Insurance service result	230	239
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	262	196
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(1)	(1)
Annuities and pensions | U.S.
Disclosure of operating segments [line items]
Insurance service result	92	116
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(558)	172
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	88	(520)
Annuities and pensions | Global WAM
Disclosure of operating segments [line items]
Insurance service result	0	0
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	2	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Annuities and pensions | Corporate and Other
Disclosure of operating segments [line items]
Insurance service result	0	0
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	$ 0	$ 0